Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
12.	Income Taxes

The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2013	December 31, 2012
	$	$
Deferred tax assets:
Tax losses carried forward(1)	182,085	197,912
Provisions	1,548	2,045
Other	5,748	8,129

Total deferred tax assets:	189,381	208,086

Deferred tax liabilities:
Vessels and equipment	19,555	26,503
Long-term debt	22,008	33,764
Other	3,234	3,792

Total deferred tax liabilities	44,797	64,059

Net deferred tax assets	144,584	144,027

Valuation allowance	(136,730)	(135,079)

Net deferred tax assets(2)	7,854	8,948

Disclosed in:

Deferred tax asset	7,854	8,948

(1)	The net operating losses carried forward of $689.1 million are available to offset future taxable income in the applicable jurisdictions, and can be carried forward indefinitely.
(2)	The change in the net deferred tax assets is related to the change in temporary differences and foreign exchange gains.

The components of the provision for income taxes are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Current	(75)	1,669	(7,293)
Deferred	(2,150)	8,808	614

Income tax (expense) recovery	(2,225)	10,477	(6,679)

The Partnership operates in countries that have differing tax laws and rates. Consequently a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Net income (loss) before taxes	78,782	94,970	(78,697)
Net income (loss) not subject to taxes	41,100	77,570	(102,756)

Net income subject to taxes	37,682	17,400	24,059

At applicable statutory tax rates	2,559	(6,292)	6,812
Permanent differences	(3,619)	(12,245)	(11,444)
Adjustments related to currency differences	(14,231)	6,476	(14,044)
Temporary differences for which no deferred tax asset was recognized	1,758	23	705
Valuation allowance	15,758	1,600	24,673
Prior year current taxes accrued	—	(39)	(23)

Tax expense (recovery) related to current year	2,225	(10,477)	6,679

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2013, 2012, and 2011:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Balance of unrecognized tax benefits as at beginning of the year	3,692	6,231	5,929
Decreases for positions related to prior years	(336)	(2,539)	(122)
Increases for positions related to the current year	—	—	424
Increase for positions attributable to the Dropdown Predecessor	3,681	—	—

Balance of unrecognized tax benefits as at end of the year	7,037	3,692	6,231

The Partnership does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2009 through 2013 remain open to examination by some of the taxing jurisdictions in which the Partnership is subject to tax.

The interest and penalties on unrecognized tax benefits included in the tabular reconciliation above were not material.